General and Administrative Expense (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expense [Abstract]
Employee benefits and expenses	SFr 1,010,708	SFr 1,084,112	SFr 2,097,853
Business development	113,959	43,816	161,985
Travel expenses	102,679	70,944	199,484
Administration expenses	2,653,914	2,797,526	2,522,217
Lease expenses from short-term lease	27,362	52,416	81,277
Depreciation tangible assets	10,740	186,520	69,190
Capital tax expenses	14,501	29,200	18,403
Total general and administrative expenses	SFr 3,933,863	SFr 4,264,534	SFr 5,150,409